UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	August 31, 2014

Date of reporting period:	November 30, 2013

Item 1. Schedule of Investments:

Putnam Global Consumer Fund

The fund's portfolio
11/30/13 (Unaudited)

COMMON STOCKS (95.6%)(a)
	Shares	Value

Automobiles (8.7%)

Daimler AG (Registered Shares) (Germany)	7,260	$601,558

Fiat SpA (Italy)(NON)	18,223	144,564

General Motors Co.(NON)	14,153	548,146

Nissan Motor Co., Ltd. (Japan)	11,000	100,503

Toyota Motor Corp. (Japan)	10,900	678,823

		2,073,594
Beverages (6.9%)

Anheuser-Busch InBev NV (Belgium)	3,994	406,805

Beam, Inc.	5,552	374,927

Brown-Forman Corp. Class B	3,563	267,296

Coca-Cola Enterprises, Inc.	8,036	337,030

Dr. Pepper Snapple Group, Inc.	5,245	253,124

		1,639,182
Building products (1.7%)

Fortune Brands Home & Security, Inc.	9,149	398,896

		398,896
Distributors (0.4%)

LKQ Corp.(NON)	2,969	98,422

		98,422
Diversified consumer services (1.0%)

ITT Educational Services, Inc.(NON)	6,235	243,103

		243,103
Diversified financial services (0.9%)

Levy Acquisition Corp. (Units)(NON)	21,000	209,370

		209,370
Food and staples retail (2.6%)

Cia Brasileira de Distribuicao Grupo Pao de Acucar (Preference) (Brazil)	3,500	162,836

Lawson, Inc. (Japan)	1,300	95,300

Magnit OJSC (Russia)	1,323	367,196

		625,332
Food products (12.2%)

Ajinomoto Co., Inc. (Japan)	23,000	327,786

Associated British Foods PLC (United Kingdom)	4,934	185,014

Hershey Co. (The)	1,980	191,842

Hillshire Brands Co.	9,950	332,529

Kellogg Co.	3,600	218,304

Kerry Group PLC Class A (Ireland)	5,718	366,671

Kraft Foods Group, Inc.	2,969	157,713

Mead Johnson Nutrition Co.	5,137	434,128

Nestle SA (Switzerland)	7,402	540,200

Pinnacle Foods, Inc.	6,594	181,928

		2,936,115
Hotels, restaurants, and leisure (5.5%)

Compass Group PLC (United Kingdom)	27,148	409,052

Extended Stay America, Inc. (Units)(NON)	3,036	76,446

International Game Technology	17,800	311,322

Marriott International, Inc. Class A	8,400	394,968

Penn National Gaming, Inc.(NON)	7,854	113,412

		1,305,200
Household durables (4.6%)

Coway Co., Ltd. (South Korea)	5,746	359,430

D.R. Horton, Inc.	14,610	290,447

PulteGroup, Inc.	19,002	356,478

UCP, Inc. Class A(NON)	6,100	91,378

		1,097,733
Household products (1.3%)

Henkel AG & Co. KGaA (Preference) (Germany)	2,799	317,120

		317,120
Internet and catalog retail (6.1%)

Amazon.com, Inc.(NON)	1,491	586,887

HomeAway, Inc.(NON)	4,453	162,535

Priceline.com, Inc.(NON)	397	473,355

Rakuten, Inc. (Japan)	14,900	228,929

		1,451,706
Internet software and services (1.5%)

eBay, Inc.(NON)	6,968	352,023

		352,023
Leisure equipment and products (0.9%)

Hasbro, Inc.	3,821	205,646

		205,646
Media (8.7%)

Atresmedia Corporacion de Medios de Comunicacion S.A. (Spain)	12,104	185,622

CBS Corp. Class B	7,135	417,826

DISH Network Corp. Class A	7,752	419,848

Liberty Global PLC Ser. C (United Kingdom)(NON)	4,569	372,145

Time Warner, Inc.	5,577	366,465

WPP PLC (United Kingdom)	15,787	348,410

		2,110,316
Multiline retail (4.3%)

Dollar General Corp.(NON)	3,435	195,589

Macy's, Inc.	9,129	486,211

Matahari Department Store Tbk PT (Indonesia)(NON)	138,500	133,724

Nordstrom, Inc.	3,465	215,558

		1,031,082
Personal products (2.7%)

Coty, Inc. Class A	20,073	329,599

Herbalife, Ltd.	979	68,217

L'Oreal SA (France)	1,431	239,164

		636,980
Real estate investment trusts (REITs) (2.3%)

American Tower Corp.	2,375	184,704

Gaming and Leisure Properties, Inc.(NON)	7,854	362,226

		546,930
Real estate management and development (0.5%)

Daito Trust Construction Co., Ltd. (Japan)	1,200	113,856

		113,856
Software (1.2%)

Electronic Arts, Inc.(NON)	13,200	292,776

		292,776
Specialty retail (7.4%)

Bed Bath & Beyond, Inc.(NON)	6,678	521,084

Best Buy Co., Inc.	5,317	215,604

Kingfisher PLC (United Kingdom)	40,221	246,759

Tile Shop Holdings, Inc.(NON)(S)	17,400	291,450

TJX Cos., Inc. (The)	7,800	490,464

		1,765,361
Textiles, apparel, and luxury goods (5.0%)

Compagnie Financiere Richemont SA (Switzerland)	4,086	413,704

Luxottica Group SpA (Italy)	6,442	341,169

Michael Kors Holdings, Ltd. (Hong Kong)(NON)	5,359	437,026

		1,191,899
Tobacco (9.2%)

Altria Group, Inc.	12,668	468,463

British American Tobacco (BAT) PLC (United Kingdom)	8,792	467,964

Japan Tobacco, Inc. (Japan)	12,200	412,045

Philip Morris International, Inc.	10,157	868,830

		2,217,302

Total common stocks (cost $18,129,880)		$22,859,944

SHORT-TERM INVESTMENTS (3.1%)(a)
	Shares	Value

Putnam Cash Collateral Pool, LLC 0.16%(d)	216,150	$216,150

Putnam Short Term Investment Fund 0.08%(AFF)	517,276	517,276

Total short-term investments (cost $733,426)		$733,426

TOTAL INVESTMENTS

Total investments (cost $18,863,306)(b)		$23,593,370

FORWARD CURRENCY CONTRACTS at 11/30/13 (aggregate face value $8,170,449) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Buy	1/16/14	$102,930	$105,825	$(2,895)
	Canadian Dollar	Buy	1/16/14	53,679	55,186	(1,507)
Barclays Bank PLC
	Australian Dollar	Buy	1/16/14	63,174	64,187	(1,013)
	Australian Dollar	Sell	1/16/14	63,174	63,537	363
	British Pound	Buy	12/18/13	586,717	577,798	8,919
	Euro	Sell	12/18/13	339,154	347,266	8,112
	Hong Kong Dollar	Sell	2/19/14	205,227	205,250	23
	Singapore Dollar	Buy	2/19/14	82,646	83,449	(803)
	Swedish Krona	Buy	12/18/13	108,634	108,872	(238)
	Swiss Franc	Buy	12/18/13	92,357	91,912	445
Citibank, N.A.
	Australian Dollar	Buy	1/16/14	49,922	51,315	(1,393)
	British Pound	Buy	12/18/13	92,441	90,716	1,725
	British Pound	Sell	12/18/13	92,441	91,956	(485)
	Danish Krone	Buy	12/18/13	18,365	17,821	544
	Euro	Buy	12/18/13	217,407	212,736	4,671
	Euro	Sell	12/18/13	217,407	216,109	(1,298)
	Japanese Yen	Sell	2/19/14	12,505	13,021	516
Credit Suisse International
	Australian Dollar	Buy	1/16/14	63,446	65,210	(1,764)
	Canadian Dollar	Buy	1/16/14	80,189	82,507	(2,318)
	Euro	Sell	12/18/13	327,060	317,106	(9,954)
	Swiss Franc	Buy	12/18/13	19,531	19,704	(173)
Deutsche Bank AG
	Australian Dollar	Buy	1/16/14	56,276	58,439	(2,163)
	Canadian Dollar	Buy	1/16/14	39,484	40,706	(1,222)
	Euro	Buy	12/18/13	107,752	108,380	(628)
	Euro	Sell	12/18/13	107,752	107,647	(105)
	Swedish Krona	Buy	12/18/13	86,429	86,926	(497)
HSBC Bank USA, National Association
	Australian Dollar	Buy	1/16/14	27,411	28,296	(885)
	British Pound	Buy	12/18/13	150,688	148,928	1,760
	British Pound	Sell	12/18/13	150,688	145,945	(4,743)
	Euro	Buy	12/18/13	159,794	157,531	2,263
	Japanese Yen	Buy	2/19/14	176,239	183,523	(7,284)
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	1/16/14	58,908	62,135	(3,227)
	British Pound	Buy	12/18/13	430,302	422,909	7,393
	British Pound	Sell	12/18/13	430,302	414,554	(15,748)
	Canadian Dollar	Buy	1/16/14	193,940	198,525	(4,585)
	Euro	Sell	12/18/13	449,351	440,958	(8,393)
	Swiss Franc	Buy	12/18/13	51,310	51,586	(276)
	Swiss Franc	Sell	12/18/13	51,310	51,889	579
Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	1/16/14	3,449	3,544	(95)
	Australian Dollar	Sell	1/16/14	3,449	3,442	(7)
	British Pound	Sell	12/18/13	19,306	18,709	(597)
	Euro	Buy	12/18/13	90,495	90,408	87
	Euro	Sell	12/18/13	90,496	90,229	(267)
	Japanese Yen	Sell	2/19/14	77,295	79,813	2,518
State Street Bank and Trust Co.
	Australian Dollar	Buy	1/16/14	17,427	17,913	(486)
	Australian Dollar	Sell	1/16/14	17,427	17,390	(37)
	Canadian Dollar	Buy	1/16/14	60,730	62,475	(1,745)
	Euro	Buy	12/18/13	336,029	325,749	10,280
	Swedish Krona	Buy	12/18/13	114,715	113,368	1,347
UBS AG
	British Pound	Sell	12/18/13	168,685	173,777	5,092
	Canadian Dollar	Buy	1/16/14	22,656	23,308	(652)
	Euro	Buy	12/18/13	517,970	508,743	9,227
	Swiss Franc	Buy	12/18/13	67,420	62,784	4,636
WestPac Banking Corp.
	Canadian Dollar	Buy	1/16/14	2,162	2,224	(62)
	Euro	Buy	12/18/13	532,238	515,998	16,240
	Japanese Yen	Buy	2/19/14	451,624	470,215	(18,591)

Total						$(9,396)

Key to holding's abbreviations
OJSC	Open Joint Stock Company

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2013 through November 30, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $23,905,600.
(b)	The aggregate identified cost on a tax basis is $18,913,711, resulting in gross unrealized appreciation and depreciation of $4,914,973 and $235,314, respectively, or net unrealized appreciation of $4,679,659.
(NON)	Non-income-producing security.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund, which are under common ownership and control, were as follows:
	Name of affiliate	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Market value at the end of the reporting period

	Putnam Money Market Liquidity Fund *	$—	$1,314,659	$1,314,659	$19	$—
	Putnam Short Term Investment Fund *	629,252	5,927,024	6,039,000	113	517,276	—
	Totals	$629,252	$7,241,683	$7,353,659	$132	$517,276
	* Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $219,425.
	The fund received cash collateral of $216,150, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $56,069 to cover certain derivatives contracts.
	DIVERSIFICATION BY COUNTRY ⌂

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	61.4%
	United Kingdom	8.7
	Japan	8.4
	Switzerland	4.1
	Germany	3.9
	Italy	2.1
	Hong Kong	1.9
	Belgium	1.7
	Russia	1.6
	Ireland	1.6
	South Korea	1.5
	France	1.0
	Spain	0.8
	Brazil	0.7
	Indonesia	0.6

	Total	100.0%
	⌂ Methodology differs from that used for purposes of complying with the fund’s policy regarding investments in securities of foreign issuers, as discussed further in the fund’s prospectus.
	Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $58,785 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks *:
Consumer discretionary	$9,883,224	$2,690,838	$—
Consumer staples	5,849,093	2,522,938	—
Financials	870,156	—	—
Industrials	398,896	—	—
Information technology	644,799	—	—
Total common stocks	17,646,168	5,213,776	—
Short-term investments	517,276	216,150	—

Totals by level	$18,163,444	$5,429,926	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(9,396)	$—

Totals by level	$—	$(9,396)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Foreign exchange contracts	$86,740	$96,136

Total	$86,740	$96,136

The average volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows:
Forward currency contracts (contract amount)	$9,700,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: January 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: January 28, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: January 28, 2014